TRADE ACCOUNTS RECEIVABLE AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable

(in thousands of $)	2024	2023
Trade accounts receivable
Trade receivables from charterers	36,821	41,190
Total trade accounts receivable	36,821	41,190

Other current assets
Amounts due from vessel and rig managers	25,374	14,117
Reimbursable amounts due from charterers	15,899	5,434
Collateral deposits on swap agreements	4,990	—
Taxes receivable	4,817	3,341
EU ETS allowances held or receivable	9,259	—
Deferred costs	—	4,492
Other	5,671	1,883
Total other current assets	66,010	29,267